AIS Tactical Asset Allocation Portfolio
AIS Tactical Asset Allocation Portfolio
Investment Objective.
The investment objective of the AIS Tactical Asset Allocation Portfolio (the “Fund”) is conservative long-term growth of capital and preservation of purchasing power.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you invest at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 15 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AIS Tactical Asset Allocation Portfolio	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AIS Tactical Asset Allocation Portfolio		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses		8.46%	8.68%	10.23%
Subsidiary Expenses		none	none	none
Remaining Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses		9.78%	10.75%	11.30%
Fee Waiver/Expense Reimbursement		(8.21%)	(8.43%)	(9.98%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.57%	2.32%	1.32%
[1]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	Pursuant to an operating expense limitation agreement between AIS Capital Management LLC (the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 1.50%, 2.25%, and 1.25% of the Fund's average net assets, for Class A, Class C, and Class I shares, respectively, through June 30, 2014. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Adviser is permitted to seek reimbursement from the Fund for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example AIS Tactical Asset Allocation Portfolio (USD $)	One Year	Three Years	Five Years	Ten Years
Class A Shares	726	2,542	4,189	7,666
Class C Shares	235	2,318	4,168	7,938
Class I Shares	134	2,332	4,262	8,118

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. From the commencement of operations, May 1, 2012, through February 28, 2013 the portfolio turnover rate was 216%.

Principal Investment Strategies.

The Fund intends to invest in up to four asset classes:  1) equities, 2) U.S. Government securities, 3) gold, and 4) cash and cash equivalents.  Accordingly, the Fund may invest up to 80% of its asset value in either domestic or foreign equity securities (primarily common stocks, but also preferred stocks and convertible securities) or U.S. Government securities and up to 100% in cash equivalents. With respect to equity securities, the Fund may invest in any size company, including small and mid-capitalization companies, but primarily in market capitalizations in excess of $1 billion.  The Fund will only invest in investment-grade bonds and has no limitation with respect to maturity.  The Fund may invest up to 25% of its total assets in exchange-traded gold funds and may also invest up to 25% of its total assets in a wholly-owned and controlled subsidiary providing exposure to gold.  By leveraging its exposure to gold within the subsidiary, and together with its investments in exchange-traded gold funds, the Fund, overall, may have an exposure to gold of up to an amount equal to 80% of its unleveraged total assets.

The Adviser actively manages the allocation of the Fund’s assets among stock, bond, gold and short-term cash-equivalent investments using an investment strategy known as “The Tactical Asset Allocation Portfolio” (“TAAP”).  The Adviser exercises discretion in determining the mix of long-term assets in the Fund at all times.  Instead of maintaining a static mix of long-term assets, TAAP invests more heavily in the assets deemed to offer the best growth potential.  When the Adviser does not believe that the risk to reward of being long is favorable, in any of its available long-term asset classes, the portfolio will be invested in cash up to a 100% position.

Investments may, from time to time, exceed the above guidelines due to price appreciation/depreciation of investments or cash withdrawals.  In addition, the Adviser may employ certain strategies using futures, puts and calls, and other derivative strategies to accomplish the asset allocation goals of the program.  The Adviser anticipates that the Fund’s trading in futures contracts will be limited to gold futures contracts.

· The Subsidiary.  The Fund will invest up to 25% of its total assets (measured at the time of investment) in a wholly-owned and controlled subsidiary providing exposure to gold (the “Subsidiary”).  Rather than gaining gold exposure indirectly through stocks, underlying funds, structured notes or other surrogates for commodities, the Subsidiary will open accounts to trade directly in exchange-traded commodity futures.  The Subsidiary is subject to the same investment restrictions as the Fund when viewed on an unconsolidated basis.

The Subsidiary will invest in futures in gold, along with cash and cash equivalents, and will use both fundamental analysis and a proprietary indicator to trade the portfolio.

Futures contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future.  The Fund’s use of futures contracts through its investment in the Subsidiary will have the economic effect of financial leverage.  Financial leverage magnifies exposure to the swings in prices of a commodity underlying such an instrument and results in increased volatility, which means the Subsidiary will have the potential for greater gains, as well as the potential for greater losses, than if the Subsidiary did not use such instruments that have a leveraging effect.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Subsidiary’s exposure to a commodity and may cause the Fund’s net asset value to be volatile.  There is no assurance that the Fund’s use of instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to gold at times within its Subsidiary but not in the overall Fund.  However, it is expected that the overall portfolio of the Fund will not be leveraged, except from time to time as gains and losses in asset class allocations need to be rebalanced to target levels.  The Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage.  For example, the Fund could hold gold futures contracts that could provide the Fund three times the leverage.  For more information on these and other risk factors, please see the “Principal Risk Factors” section of the Prospectus.

The Fund currently intends to invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity futures and swaps on commodity futures but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

• Commodities Risk: Investing in the commodities markets (directly or indirectly) may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Derivatives Risk:  The Fund may use derivatives, such as futures contracts, to gain exposure to gold in its Subsidiary.  The Fund’s indirect use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and tracking risk.

• General Market Risk: The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the commodities and/or securities markets generally.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers.  The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Exchange - Traded Funds Risk: Investment in an exchange-traded fund (ETF) carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. Investments in ETFs also add an extra layer of expenses.

• Leverage Risk:  Using derivatives like commodity futures in the Subsidiary to increase the Subsidiary’s combined long and short exposure creates leverage, which can magnify the Subsidiary’s potential for gain or loss and may increase the volatility of the Fund’s net asset value.

• Limited History of Operations:   The Fund has a limited history of operation. Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Adviser will achieve the Fund’s investment objective.

• Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk: The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

• Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreasesin value and you could lose money.

• Strategy Risk: The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Regulatory Change Risk:   In 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain rule amendments that significantly affected the exemptions from CFTC regulations available to the Fund, its Subsidiary and the Adviser.  As of January 1, 2013, the Adviser no longer qualified for the exclusion from the definition of the term “commodity pool operator” or “CPO” under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund’s operation.  The Adviser is now registered as a commodity pool operator (“CPO”) with the CFTC and, accordingly, is subject to CFTC regulations.  The on-going compliance implications of these amendments, however, are not yet fully effective and their scope of application is still uncertain.  CFTC-mandated disclosure, reporting and recordkeeping obligations will apply with respect to the Fund once the CFTC proposal that seeks to “harmonize” these obligations with overlapping SEC regulations is finalized.  The effects of these regulatory changes could increase Fund expenses, reduce investment returns or limit the Fund’s ability to implement its investment strategy.

• Tax Risk: Certain of the Fund’s investment strategies, including transactions in options, futures contracts, forward contracts, swap contracts and hedging transactions, may be subject to the special tax rules (e.g., mark-to-market, constructive sale, wash sale and short sale rules), the effect of which may have adverse tax consequences for the Fund.  Also, while investing in commodities indirectly through the Subsidiary, will permit the Fund to obtain exposure to the commodities markets, because the Subsidiary is a controlled foreign corporation for federal income tax purposes, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.   Additionally, the Internal Revenue Service (“IRS”) has issued a number of private letter rulings to other mutual funds (unrelated to the Fund), which indicate that certain income from a fund’s investment in a wholly-owned foreign subsidiary will constitute “qualifying income” for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  However, the IRS has suspended issuance of any further letters pending a review of its position.  If the IRS were to change its position with respect to the conclusions reached in these private letter rulings (which change in position might be applied to the Fund retroactively), the income from the Fund’s investment in the Subsidiary might not be qualifying income, and the Fund might not qualify as a regulated investment company for one or more years.

• Wholly-Owned Subsidiary Risk:  The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  The Adviser has, on behalf of the Subsidiary, filed with the National Futures Association a notice claiming exemption from the CFTC’s reporting and disclosure requirements in accordance with Part 4 of the CFTC Regulations.  The CFTC regulations provide relief relating to CFTC disclosure and reporting requirements for commodity pools, such as the Subsidiary, that are operated by a CPO that is the same as, controls, is controlled by or is under common control with the CPO of an offered pool (such as the Fund).  Changes in the laws or regulations of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

• Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time.  This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

• Credit Risk:  There is a risk that issuers will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund.  Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.  Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in Fund shares.  In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.  All of the Fund and Subsidiary securities will be executed on an exchange and guaranteed by the exchange clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries.  The Fund will not enter into any counterparty transactions.

• Equity Market Risk. The risk that common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

• Fixed Income Securities Risks. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes.  Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.  Fixed income securities are also subject to prepayment and credit risks.

• Gold-related Investments Risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting gold-related investments may have a significant impact on the Fund’s performance. Gold and other precious metals prices can be influenced by a variety of economic, financial and political factors, especially inflation: when inflation is low or expected to fall, prices tend to be weak.

• Foreign Securities and Currency Risk.  The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment.  In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.  These risks may be greater in emerging markets and in less developed countries.

• Large-Cap Company Risk.  The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

• Small-Cap Company Risk.  The risk that the securities of small-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations.  These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

• Interest Rate Risk:  As a part of the Fund’s asset allocation strategy, a portion of the Fund’s assets will be invested in short-term interest rate instruments or securities to increase returns.  If interest rates increase, the Fund may earn interest at rates below prevailing market rates.  When interest rates go up the value of bonds go down.  The longer the duration of the Fund’s debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

• Non-Diversification Risk. The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

• Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.

Performance.

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-754-7936.

WOA All Asset I
WOA All Asset I
Investment Objective.
The investment objective of the WOA All Asset I (the “Fund”) is maximum total returns.
Fees and Expenses of the Fund.
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WOA All Asset I Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		WOA All Asset I Class I
Management Fees		1.00%
Distribution and Service (Rule 12b-1) Fees		0.03%
Other Expenses		0.41%
Acquired Fund Fees and Expenses	[1]	0.32%
Total Annual Fund Operating Expenses		1.76%
[1]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
WOA All Asset I Class I	179	554	954	2,073

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund Manager expects a portfolio turnover of approximately 25% annually for the next three years, though the Fund’s annual portfolio turnover rate may exceed 25%. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of the portfolio.

Principal Investment Strategies.

Under normal market conditions, the Fund operates as a “fund of funds” investing primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds.  This group of investments is referred to as “Underlying Funds.”  The Fund’s investment adviser, Water Oak Advisors, LLC (the “Fund Manager”), seeks to achieve the Fund’s investment objective by using the following investment strategies:

· investing in a diversified portfolio of Underlying Funds.  The Fund invests primarily in Underlying Funds that invest in or are linked to U.S. equity securities, fixed income securities, real estate, and commodities, but may also invest in Underlying Funds linked to foreign, including emerging market, indexes; and

· as a hedging technique, investing in ETFs that are inverse to the market (the value of the ETF goes up when the market or a certain sector goes down) and in exchange-traded notes (“ETNs”) that provide a hedge against equity market volatility (the value of the ETN goes up when the equity markets are volatile).

The Fund Manager allocates assets to four primary asset segments:  equity securities, fixed income securities, real estate, and commodities.  Under normal market conditions, the Fund Manager will not invest more than 40% of the Fund’s assets in any one of the four primary asset segments.

The Fund Manager actively manages the Fund’s investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries or using a hedging technique, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis.  When selecting Underlying Funds for investment, the Fund Manager considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted).  The Fund Manager may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if the Fund Manager believes that another Underlying Fund offers a better opportunity to achieve the Fund’s objective.  The Fund Manager may sell an inverse ETF or market volatility ETN when it believes that the opportunities for the hedged investment have improved.

Principal Investment Risks.

All mutual funds carry a certain amount of risk, including the risk that the Fund may not achieve its investment objective.  The Fund’s returns will vary and you could lose money on your investment in the Fund.

· Exchange-Traded Funds Risk - Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

· Exchange Traded Notes Risk - ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

· Debt Securities Risk - When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Long-term bonds are generally more sensitive to interest rate changes than short-term bonds. Issuers of fixed-income securities may default on interest and principal payments.  Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

· Inverse Risk - The Fund may engage in hedging activities by investing in inverse ETFs.  Inverse ETFs may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  Any strategy that includes inverse securities couldcause the Fund to suffer significant losses.

· Real Estate Risk- The Fund may invest in Underlying Funds that own securities in the real estate sector.  Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments.  Investing in Underlying Funds that own real estate securities (which include real estate investment trusts “REITs”) may subject the Fund to risks associated with the direct ownership of real estate.  Changes in interest rates may also affect the value of the Fund’s investment in real estate securities.

· Commodities Risk - The Fund may invest in Underlying Funds that own securities linked to the commodities sector.  Investing in the commodities markets (indirectly) may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

· Management Risk - The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets.  The Fund Manager may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

· Market Risk - Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time.  The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets.  The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

· Foreign Securities Risk - Underlying Funds that are linked to foreign indexes may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation.  Foreign companies that comprise the foreign index generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Transaction costs and costs associated with custody services are generally higher for foreign securities held by these Underlying Funds.

· Emerging Markets Risk - Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general.  Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries.  In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

· Smaller and Medium Issuer Risk - Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable to adverse business or economic developments than investments in larger, more established organizations.

· Underlying Funds Risk - You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

· Limited History of Operations Risk - The Fund has a limited history of operation. Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Adviser will achieve the Fund’s investment objective.  In addition, certain types of transactions may have a disproportionate impact on the Fund’s performance if the Fund does not achieve significant scale.  The Fund may also not grow to an economically viable size and thus may be liquidated at a time that is not beneficial for all of its shareholders.

Performance.

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-754-7935.